Subsequent events (Q2) (Details) - USD ($)									1 Months Ended	6 Months Ended
	Mar. 26, 2025	Mar. 19, 2025	Mar. 17, 2025	Nov. 06, 2024	Oct. 29, 2024	Sep. 22, 2023	Aug. 22, 2023	Aug. 04, 2023	Mar. 31, 2025	Jan. 31, 2025	Jan. 31, 2024
Issuance of shares [Abstract]
Number of shares issued (in shares)					91,760	25,489	63,722	91,760
Commitment				$ 125,000
Related Party Convertible Debt [Abstract]
Additional proceeds										$ 67,650	$ 430,734
Subsequent Event [Member] | Executive Officer Equity Awards [Member]
Executive Officer Equity Awards [Abstract]
Restricted stock awards issued (in shares)	305,867
Stock options to officers (in shares)	400,000
Subsequent Event [Member] | Focus Impact Partners [Member]
Related Party Convertible Debt [Abstract]
Additional proceeds		$ 218,000
Subsequent Event [Member] | Helena Global Investment Opportunities I Ltd [Member]
Issuance of shares [Abstract]
Number of shares issued (in shares)			166,667						1,606,000
Commitment			$ 125,000
Gross proceeds									$ 481,530